Balance Sheet Information	12 Months Ended
Apr. 30, 2011
Balance Sheet Information [Abstract]
BALANCE SHEET INFORMATION
2. BALANCE SHEET INFORMATION
Supplemental information on our year-end balance sheets is as follows:

April 30,	2010	2011
Other current assets:
Prepaid taxes	$99	$129
Other	85	89

	$184	$218

Property, plant, and equipment:
Land	$89	$69
Buildings	349	317
Equipment	491	446
Construction in process	15	11

	944	843
Less accumulated depreciation	476	450

	$468	$393

Accounts payable and accrued expenses:
Accounts payable, trade	$97	$126
Accrued expenses:
Advertising	55	72
Compensation and commissions	90	81
Excise and other non-income taxes	43	54
Self-insurance claims	12	11
Postretirement benefits	6	6
Interest	4	7
Other	35	55

	245	286

	$342	$412